Commitments and Contingencies (Pledged Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Pledged securities	$ 15,549	$ 14,063
Pledged loans	$ 75,015	$ 69,070